UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7278

        Nuveen Arizona Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          4/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
	April 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.5% (1.0% of Total Investments)
$ 910	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$927,836
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 18.6% (12.5% of Total Investments)
1,000	Arizona State University, Certificates of Participation, Series 2002, 5.375%, 7/01/19 – MBIA Insured	7/12 at 100.00	AAA	1,066,630
1,000	Arizona State University, System Revenue Bonds, Series 2002, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	1,032,240
	Arizona State University, System Revenue Bonds, Series 2005:
2,455	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	AAA	2,567,905
1,500	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	AAA	1,567,830
1,395	5.000%, 7/01/26 – AMBAC Insured	7/15 at 100.00	AAA	1,448,470
1,250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/11 at 101.00	A–	1,319,688
	Series 2001A, 5.875%, 5/15/31
1,050	Northern Arizona University, System Revenue Bonds, Series 2002, 5.000%, 6/01/34 – FGIC Insured	6/12 at 100.00	AAA	1,071,766
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	7/13 at 100.00	AAA	1,538,520
	Foundation Project, Series 2003, 5.000%, 7/01/34 – AMBAC Insured

11,150	Total Education and Civic Organizations			11,613,049

	Health Care – 14.3% (9.8% of Total Investments)
800	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A–	885,104
	1999A, 6.625%, 7/01/20
1,450	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	11/09 at 100.00	Baa3	1,507,870
	Hospital, Series 1999A, 6.125%, 11/15/22
675	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	669,141
	Network, Series 2005B, 5.000%, 12/01/37
550	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	561,286
	Mayo Clinic, Series 2006, 5.000%, 11/15/36 (WI/DD, Settling 5/11/06)
2,150	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A–	2,223,079
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
515	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	11/10 at 101.00	AA	568,328
	Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A, 6.375%, 11/15/15
1,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3	1,587,930
	Healthcare, Series 2001, 5.800%, 12/01/31
1,055	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	6/08 at 101.00	N/R	1,002,018
	Hospital, Series 1998, 5.500%, 6/01/22

8,695	Total Health Care			9,004,756

	Housing/Multifamily – 6.9% (4.7% of Total Investments)
400	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	6/11 at 102.00	Aaa	416,596
	Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)
530	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	524,308
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)
3,215	Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds,	7/10 at 101.00	AA	3,399,123
	Christian Care Project, Series 2000A, 5.625%, 7/01/20 – RAAI Insured

4,145	Total Housing/Multifamily			4,340,027

	Industrials – 2.1% (1.5% of Total Investments)
1,345	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,	3/28 at 100.00	BBB	1,348,537
	Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative
	Minimum Tax)

	Long-Term Care – 0.4% (0.6% of Total Investments)
345	Mohave County Industrial Development Authority, Arizona, GNMA Collateralized Healthcare	5/06 at 103.00	AAA	355,816
	Revenue Refunding Bonds, Chris Ridge and Silver Village Projects, Series 1996, 6.375%, 11/01/31

	Tax Obligation/General – 5.2% (3.5% of Total Investments)
1,525	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,591,963
	Series 2004A, 5.000%, 7/01/21 – FSA Insured
465	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/15 at 100.00	AAA	485,669
	Series 2005B, 5.000%, 7/01/23 – MBIA Insured
330	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.375%, 7/01/28	7/11 at 100.00	BBB	345,814
750	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/19 –	No Opt. Call	AAA	836,152
	FGIC Insured

3,070	Total Tax Obligation/General			3,259,598

	Tax Obligation/Limited – 38.5% (26.3% of Total Investments)
2,000	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.750%,	7/14 at 100.00	AAA	2,212,500
	7/01/18 – AMBAC Insured
2,000	Arizona State Transportation Board, Subordinate Highway Revenue Bonds, Series 2004B, 5.000%,	7/14 at 100.00	AA	2,085,020
	7/01/22
	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Series 2003A:
3,000	5.375%, 7/01/20 – MBIA Insured	7/13 at 100.00	Aaa	3,209,130
1,000	5.375%, 7/01/21 – MBIA Insured	7/13 at 100.00	Aaa	1,067,290
	Bullhead City, Arizona, Special Assessment Bonds, Parkway District Improvements, Series 1993:
730	6.100%, 1/01/08	7/06 at 100.00	Baa2	733,008
785	6.100%, 1/01/09	7/06 at 100.00	Baa2	788,062
499	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	543,446
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A:
740	5.000%, 8/01/23 – MBIA Insured	8/16 at 100.00	AAA	772,871
875	5.000%, 8/01/25 – MBIA Insured	8/16 at 100.00	AAA	911,671
1,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006, 5.000%,	8/16 at 100.00	AAA	1,340,083
	8/01/22 – MBIA Insured
575	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/28 –	7/13 at 100.00	AAA	590,123
	AMBAC Insured
3,400	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%,	6/12 at 100.00	Aaa	3,632,014
	6/01/18 – AMBAC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Lien Excise Tax Revenue Bonds,	7/13 at 100.00	AAA	2,078,020
	Series 2003A, 5.000%, 7/01/21 – MBIA Insured
1,200	Prescott Valley Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds,	1/13 at 100.00	AAA	1,231,056
	Series 2003, 5.000%, 1/01/27 – FGIC Insured
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB	1,020,870
	Bonds, Series 2002D, 5.125%, 7/01/24
1,350	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	1,439,451
500	Tucson, Arizona, Certificates of Participation, Series 2000, 5.700%, 7/01/20 – MBIA Insured	7/08 at 100.00	AAA	518,805

22,934	Total Tax Obligation/Limited			24,173,420

	U.S. Guaranteed – 22.8% (15.6% of Total Investments) (4)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (4)	1,147,610
	Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)
700	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2003, 5.000%,	7/13 at 100.00	AAA	745,269
	7/01/21 (Pre-refunded 7/01/13)
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	AAA	1,512,213
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – MBIA Insured (ETM)
3,000	Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series	1/10 at 101.00	AAA	3,223,230
	1999A, 5.750%, 1/01/25 (Pre-refunded 1/01/10) – MBIA Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/10 at 101.00	AAA	2,189,820
	Series 2000, 6.000%, 7/01/24 (Pre-refunded 7/01/10) – FGIC Insured
	Phoenix Industrial Development Authority, Arizona, Government Office Lease Revenue Bonds,
	Capitol Mall LLC, Series 2000:
1,000	5.375%, 9/15/22 (Pre-refunded 9/15/10) – AMBAC Insured	9/10 at 100.00	AAA	1,064,000
2,000	5.500%, 9/15/27 (Pre-refunded 9/15/10) – AMBAC Insured	9/10 at 100.00	AAA	2,138,000
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%,	7/10 at 101.00	BBB+ (4)	1,110,790
	7/01/27 (Pre-refunded 7/01/10)
500	Surprise Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2000,	7/09 at 101.00	AAA	533,575
	5.700%, 7/01/20 (Pre-refunded 7/01/09) – FGIC Insured
600	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2000E, 5.000%,	7/10 at 100.00	AAA	629,058
	7/01/18 (Pre-refunded 7/01/10) – FGIC Insured

13,050	Total U.S. Guaranteed			14,293,565

	Utilities – 10.4% (7.1% of Total Investments)
1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,080,590
	Hoover Project, Series 2001, 5.250%, 10/01/15
1,000	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project,	10/06 at 102.00	B–	1,018,020
	Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)
765	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/06 at 101.00	AAA	769,789
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
530	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	AA	549,864
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System
	Revenue Refunding Bonds, Series 2002A:
2,000	5.125%, 1/01/27	1/12 at 101.00	AA	2,075,820
1,000	5.000%, 1/01/31	1/12 at 101.00	AA	1,027,040

6,295	Total Utilities			6,521,123

	Water and Sewer – 25.5% (17.4% of Total Investments)
	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A:
1,825	5.000%, 10/01/19	10/14 at 100.00	AAA	1,916,414
1,815	5.000%, 10/01/22	10/14 at 100.00	AAA	1,896,766
1,070	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2006A,	10/16 at 100.00	AAA	1,123,639
	5.000%, 10/01/24
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation,	7/14 at 100.00	AAA	1,039,341
	Series 2004, 5.000%, 7/01/24 – XLCA Insured
3,500	Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien, Series 2003, 5.000%,	7/13 at 100.00	AAA	3,605,000
	7/01/28 – AMBAC Insured
600	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	621,756
	2003, 5.000%, 7/01/23 – MBIA Insured
1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	1,471,204
	Series 2004, 5.000%, 7/01/24 – MBIA Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,546,890
	2002, 5.000%, 7/01/26 – FGIC Insured
1,325	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	1,372,753
	2005, 5.000%, 7/01/29 – MBIA Insured
1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,409,125
	Bonds, Series 2001, 5.500%, 7/01/21 – FGIC Insured

15,305	Total Water and Sewer			16,002,888

$ 87,244	Total Investments (cost $89,159,012) – 146.2%			91,840,615

	Other Assets Less Liabilities – 1.6%			970,176

	Preferred Shares, at Liquidation Value – (47.8)%			(30,000,000)

	Net Assets Applicable to Common Shares – 100%			$62,810,791

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $89,137,146.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

Gross unrealized:
Appreciation	$3,028,049
Depreciation	(324,580)

Net unrealized appreciation (depreciation) of investments	$2,703,469

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 28, 2006

* Print the name and title of each signing officer under his or her signature.